STOCK HOLDERS EQUITY (Details Narrative) - $ / shares	Apr. 12, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY
Common stock, shares issued		173,718,152	173,718,152	171,218,152	171,218,152
Common stock, shares outstanding		173,718,152	173,718,152	171,218,152	171,218,152
Sale of common stock	2,500,000
Sale of Stock, Price Per Share	$ 0.06